Accounts receivable	12 Months Ended
Dec. 31, 2021
Trade And Other Receivables [Abstract]
Accounts receivable
20	Accounts receivable

	As at December 31,
	2020	2021
	RMB’million	RMB’million
Accounts receivable	2,814	3,630
Less: loss allowance for expected credit losses	(14)	(20)

Accounts receivable, net	2,800	3,610

Ageing analysis of the accounts receivable based on invoice date:
Up to 3 months	2,490	2,804
3 to 6 months	165	321
Over 6 months	159	505

	2,814	3,630

The loss allowances for accounts receivable as at December 31, 2020 and 2021 reconciled to the opening loss allowances as follows:

	Year ended December 31,
	2020	2021
	RMB’million	RMB’million
At January 1	11	14
Provision for loss allowance recognized in income statement	8	9
Receivables written off during the year as uncollectible	(5)	(3)

At December 31	14	20